As filed with the Securities and Exchange Commission on
	                         November 6, 1996.
                                         							File Nos. 333-09431,811-7739


                 	SECURITIES AND EXCHANGE COMMISSION
                     	Washington, D.C. 20549

                      __________________________

                           	FORM N-1A



REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	  X



	Pre-Effective Amendment No.   2     		X



	Post-Effective Amendment No.




REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	  X


	Amendment No. _2_	     X



                       	HARDING, LOEVNER FUNDS, INC.
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              	(Exact name of registrant as specified in charter)

                        	600 FIFTH AVENUE, 26th FLOOR
                           NEW YORK, NEW YORK 10020
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                 (Address of principal executive offices)

              Registrant's telephone number:  800-762-4848


               	WILLIAM E. VASTARDIS, Senior Vice President
                       	AMT Capital Services, Inc.
                       	600 Fifth Avenue, 26th Floor
                       	New York, New York 10020
------------------------------------------------------------------------------
               	(Name and address of agent for service)

                            With a copy to:
                      	William Goodwin, Esq.
                      	Dechert Price & Rhoads
                      	477 Madison Avenue
                      	New York, Ny 10022-5891


Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant hereby elects to register an indefinite number of shares of Capital Stock, $.001 par value per share, of all series of the Registrant, now existing or hereafter created. The amount of the registration fee required by Rule 24f-2 is $500.







                    HARDING, LOEVNER FUNDS, INC.
                 Registration Statement on Form N-1A

                     CROSS REFERENCE SHEET
                   	Pursuant to Rule 495(a)
               	Under the Securities Act of 1933


Form N-1A Item No.	            Location

 Part A.	                      Prospectus Caption

 Item 1. Cover Page	           Cover Page

 Item 2. Synopsis	             The Fund's Expenses

 Item 3. Condensed Financial   Financial Highlights
   	     Information

 Item 4. General Description
         of	Registrant	        Description of the Fund;
                               Investment Policies; Investment
                               Restrictions; Risks Associated
                               with the Fund's Investment
                               Policies and Investment
                               Techniques


Item 5. Management of the Fund	Management of the Fund

Item 5A.Management's Discussion   Not Applicable
        of Fund Performance

Item 6. Capital Stock and Other 	Shareholder Information; Tax
        Considerations;        		Dividends

Item 7.  Purchase of Securities  Purchase and Redemption of
         Offered                 Shares; Offered	Dividends;
                                 Determination of Net Asset Value;
                                 Distribution of Fund Shares

Item 8. Redemption or Repurchase	 Purchase and Redemption of Shares

Item 9. Pending Legal Proceedings	 Not Applicabl



N-1A Item No.	                     Statement of Additional Information Caption

Part B

Item 10. Cover Page	               Cover Page

Item 11. Table of Contents	        Table of Contents

Item 12. General Information and History	   Organization of the Fund

Item 13. Investment Objectives and Policies	  Supplemental Descriptions of
                                              Investments; Supplemental
                                              Investment Techniques;
                                              Supplemental Discussion of Risks
                                              Associated With the Fund's
                                              Investment Policies and
                                              Investment Techniques; Investment
                                              Restrictions

Item 14. Management of the Fund	    Management of the Fund

Item 15. Control Persons and Principal	       Not Applicable
	        Holders of Securities

Item 16. Investment Advisory and Other
	        Services                            	Management of the Fund

Item 17. Brokerage Allocation       	         Portfolio Transactions

Item 18. Capital Stock and Other Securities	   Shareholder Information; Tax
                                               Considerations;
                                             		Organization of the Fund

Item 19. Purchase, Redemption and Pricing
	       of Securities Being Offered	           Net Asset Value

Item 20. Tax Status	                           Tax Considerations

Item 21. Underwriters	                         Distribution of Fund Shares

Item 22. Calculation of Performance Data	      Calculation of Performance Data

Item 23. Financial Statements	                 Financial Statements

Part C

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement









Part C.	                   	OTHER INFORMATION


Item 24.	Financial Statements and Exhibits

       		(a)	Financial Statements and Schedules:

    			 	The financial statements, notes to financial statements and
         reports set forth 	below are filed herewith by the Registrant,
         and are specifically 	incorporated by reference in Part B.

    			  -	  Report of Independent Auditors dated February 9, 1996
             for the AMT Capital Fund, Inc.

		    	  -	  Statements of Net Assets dated December 31, 1995 for
             the AMT Capital Fund, Inc.

     			 - Statements of Operations for the year ended December 31, 1995 for the AMT Capital Fund, Inc.

      			-  	Statements of Changes in Net Assets for the years
             ended December 31, 1995 and December 31, 1994 for the
             AMT Capital Fund, Inc.

      			-  	Financial Highlights for the years ended December 31,
             1995, December 31, 1994 and December 31, 1993 for the
             AMT Capital Fund, Inc.

      			-	  (Unaudited) Statement of Net Assets dated June 30, 1996
             for the	AMT Capital Fund, Inc.

			      -	  (Unaudited) Statement of Operations for the six months
             ended June	30, 1996 for the AMT Capital Fund, Inc.

      			-  	(Unaudited) Statements of Changes in Net Assets for
             the six months ended June 30, 1996 for the AMT Capital
             Fund, Inc.

      			-  	(Unaudited) Financial Highlights for the six months
             ended June 30, 1996 for the AMT Capital Fund, Inc.




     		(b) 	Exhibits:

Exhibit Number	          Description
1(a)                     (1) Articles of Incorporation, dated July 31, 1996
                         (previously filed as Exhibit (1) to Registrant's
                         Registration Statement on Form N-1A, File Nos.
                         333-09341, 811-07739) and incorporated herein by
                         reference.
2                        (2) By-laws (previously filed as Exhibit (2) to
                         Registrant's Registration Statement on Form N-1A,
                         File Nos. 333-09341, 811-07739) and incorporated
                         herein by reference.
3                        None
4(a)                     None

5(a)                     Advisory Agreement, dated October 14, 1996 between
                         the Registrant (International Equity Portfolio)
                         and Harding, Loevner Management, L.P. (previously
                         filed as Exhibit 5(a) to Pre-Effective Amendment
                         No.1 to Registrant's Registration Statement on
                         Form N-1A, File Nos. 333-09341, 811-07739) and
                         incorporated herein by reference.
5(b)                     Advisory Agreement, dated October 14, 1996 between
                         the Registrant (Global Equity Portfolio) and
                         Harding, Loevner Management, L.P.  (previously
                         filed as Exhibit 5(b) to Pre-Effective Amendment
                         No.1 to Registrant's Registration Statement on
                         Form N-1A, File Nos. 333-09341, 811-07739) and
                         incorporated herein by reference.
5(c)                     Advisory Agreement, dated October 14, 1996 between
                         the Registrant (Multi-Asset Global Portfolio) and
                         Harding, Loevner Management, L.P. (previously
                         filed as Exhibit 5(c) to Pre-Effective Amendment
                         No.1 to Registrant's Registration Statement on
                         Form N-1A, File Nos. 333-09341, 811-07739) and
                         incorporated herein by reference.
5(d)                     Advisory Agreement, dated October 14, 1996 between
                         the Registrant (Emerging Markets Portfolio) and
                         Harding, Loevner Management, L.P. (previously
                         filed as Exhibit 5(d) to Pre-Effective Amendment
                         No.1 to Registrant's Registration Statement on
                         Form N-1A, File Nos. 333-09341, 811-07739) and
                         incorporated herein by reference.
6(a)                     Distribution Agreement, dated October 14, 1996
                         between Registrant and AMT Capital Services, Inc.
                         (previously filed as Exhibit 6(a) to Pre-Effective
                         Amendment No.1 to Registrant's Registration
                         Statement on Form N-1A, File Nos. 333-09341, 811-
                         07739) and incorporated herein by reference.
7                        None
8                        Form of Custodian Agreement, dated  October 28,
                         1996 between Registrant and Investors Bank & Trust
                         Company (previously filed as Exhibit 8 to Pre-
                         Effective Amendment No.1 to Registrant's
                         Registration Statement on Form N-1A, File Nos.
                         333-09341, 811-07739) and incorporated herein by
                         reference.
9(a)                     Administration Agreement, dated October 14, 1996
                         between Registrant and AMT Capital Services, Inc.
                         (previously filed as Exhibit 9(a) to Pre-Effective
                         Amendment No.1 to Registrant's Registration
                         Statement on Form N-1A, File Nos. 333-09341, 811-
                         07739) and incorporated herein by reference.
9(b)                     Form of Transfer Agency Agreement, dated October
                         28, 1996 between Registrant and Investors Bank &
                         Trust Company (previously filed as Exhibit 9(b) to
                         Pre-Effective Amendment No.1 to Registrant's
                         Registration Statement on Form N-1A, File Nos.
                         333-09341, 811-07739) and incorporated herein by
                         reference.
10                       Opinion and Consent of Dechert Price & Rhoads
                         (previously filed as Exhibit 10 to Pre-Effective
                         Amendment No.1 to Registrant's Registration
                         Statement on Form N-1A, File Nos. 333-09341, 811-
                         07739) and incorporated herein by reference.
11                       Consent of Ernst & Young (previously filed as
                         Exhibit 11 to Pre-Effective Amendment No.1 to
                         Registrant's Registration Statement on Form N-1A,
                         File Nos. 333-09341, 811-07739) and incorporated
                         herein by reference.
12                       None
13(a)                    Share Purchase Agreement, dated October 14, 1996
                         between Registrant and David R. Loevner for the
                         International Equity Portfolio (previously filed
                         as Exhibit 13(a) to Pre-Effective Amendment No.1
                         to Registrant's Registration Statement on Form N-1A,
                         File Nos. 333-09341, 811-07739) and incorporated
                         herein by reference.
13(b)                    Share Purchase Agreement, dated October 14, 1996
                         between Registrant and David R. Loevner for the
                         Emerging Markets Portfolio (previously filed as
                         Exhibit 13(b) to Pre-Effective Amendment No.1 to
                         Registrant's Registration Statement on Form N-1A,
                         File Nos. 333-09341, 811-07739) and incorporated
                         herein by reference.
13(c)                    Share Purchase Agreement, dated October 14, 1996
                         between Registrant and David R. Loevner for the
                         Multi-Asset Global Portfolio (previously filed as
                         Exhibit 13(c) to Pre-Effective Amendment No.1 to
                         Registrant's Registration Statement on Form N-1A,
                         File Nos. 333-09341, 811-07739) and incorporated
                         herein by reference.
13(d)                    Share Purchase Agreement, dated October 14, 1996
                         between Registrant and David R. Loevner for the
                         Global Equity Portfolio (previously filed as
                         Exhibit 13(d) to Pre-Effective Amendment No.1 to
                         Registrant's Registration Statement on Form N-1A,
                         File Nos. 333-09341, 811-07739) and incorporated
                         herein by reference.
14                       None
15                       Not Applicable
16                       Performance Information Schedule (previously filed
                         as Exhibit 16 to Pre-Effective Amendment No.1 to
                         Registrant's Registration Statement on Form N-1A,
                         File Nos. 333-09341, 811-07739) and incorporated herein by reference.



Item 25.	Persons Controlled by or Under Common Control with Registrant

       		Not Applicable.

Item 26.	Number of Holders of Securities

Title of Class                     Number of Record Holders
--------------                     ------------------------
Global Equity Portfolio            None
International Equity Portfolio     157
Emerging Markets Portfolio         None
Multi-Asset Global Portfolio       None


Item 27.	Indemnification

       		The Registrant shall indemnify directors, officers, employees and agents of the Registrant against judgments, fines, settlements and expenses to the fullest extent allowed, and in the manner provided, by applicable federal and Maryland law, including
         Section 17(h) and (i) of the Investment Company Act of 1940. In this regard, the Registrant undertakes to abide by the provisions of Investment Company Act Releases No. 11330 and 7221 until amended or superseded by subsequent interpretation of legislative or judicial action.

       		Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28.	Business and Other Connections of Investment Adviser

       		Harding, Loevner Management, L.P. (the "Investment Adviser") is a limited partnership organized under the laws of the State of New
         Jersey and it is an investment adviser registered under the Investment Advisers Act of 1940 (the "Advisers Act").

	       	The list required by this Item 28 of officers and directors of the Investment Adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by the Investment Adviser pursuant to the Advisers
         Act (SEC File No. 801-36845).

Item 29.	Principal Underwriter

       		(a)	In addition to Registrant, AMT Capital Services, Inc. ("AMT
             Capital") currently acts as principal underwriter to FFTW
             Funds, Inc., TIFF Investment Program, Inc., Holland Series
             Fund, Inc. and AMT Capital Fund, Inc.  AMT Capital is
             registered with the Securities and Exchange Commission as a broker/dealer and is a member of the National Association of
             Securities Dealers, Inc.

       		(b)	For each director or officer of AMT Capital Services, Inc.:


Name and Principal        Position and Offices          Position and Offices
Business Address          with Underwriter              with Registrant


Alan M. Trager            Director, Chairman            None
600 Fifth Avenue          and Treasurer
26th Floor
New York, NY  10020


Carla E. Dearing          Director, President           Assistant Treasurer
600 Fifth Avenue
26th Floor
New York, NY  10020


Ruth L. Lansner           Secretary                      None
Gilbert, Segall & Young
430 Park Avenue
11th Floor
New York, NY  10022


William E. Vastardis      Senior Vice President          Secretary
600 Fifth Avenue                                         Treasurer
26th Floor
New York, NY  10020
Senior Vice President


        	(c)	Not Applicable.

Item 30.	Location of Accounts and Records

       		All accounts, book and other documents required to be maintained by Section 31(a) of an Investment Company Act of 1940 and the Rules (17 CFR 270.32a-l to 3la-3) promulgated thereunder will be maintained by the following:

      			Accounting and Custodial Records - Investors Bank & Trust Company, P.O. Box 1537, Boston, Massachusetts 02205-1537.

      			Dividend Disbursing Agent and Transfer Agent - Investors Bank & Trust Company, P.O. Box 1537, Boston, Massachusetts
         02205-1537.

      			Balance of Accounts and Records: AMT Capital Services, Inc.,
         600 Fifth Avenue, 26th Floor, New York, New York  10020, and
         Harding, Loevner Management, L.P., 50 Division Street, Suite
         401, Somerville, N.J. 08876.

Item 31.	Management Services

       		Not Applicable.

Item 32.	Undertakings

       		(a)   Not Applicable

       		(b) Registrant hereby undertakes to file a post-effective amendment, containing financial statements as of a reasonably current date which need not be certified, within four to six months from the effective date of the Fund's Registration Statement.

       		(c) The Registrant undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of one or more of the Registrant's directors when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares, and in connection with such meeting, to assist in communications with other shareholders in this regard, as provided under Section 16(c) of the 1940 Act.


                                  	SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Somerville, State of New Jersey on the 6th day of November, 1996.


                              							HARDING, LOEVNER FUNDS, INC.

                              							By:  /s/  David R. Loevner
                                  							      David R. Loevner, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement had been signed below by the following persons in the capacities indicated on the 6th day of November 1996.

Signature                          Title
/s/ David R. Loevner
David R. Loevner                   Director and President (Principal
                                   Executive, Financial and Accounting Officer)
/s/ William E. Vastardis
William E. Vastardis               Secretary and Treasurer

/s/           *
Jane A. Freeman                    Director

/s/           *
Carl W. Schafer                    Director

/s/           *
James C. Brady III                 Director

 * Attorney-in-Fact /s/William E. Vastardis







                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                       ________________________________



                                  EXHIBITS

                                     TO

                                  FORM N-1A

                           REGISTRATION STATEMENT

                                   UNDER

                        THE SECURITIES ACT OF 1933

                                  AND THE

                       INVESTMENT COMPANY ACT OF 1940

                      ________________________________

                        HARDING, LOEVNER FUNDS, INC.





                      	HARDING, LOEVNER FUNDS, INC.

                               EXHIBIT INDEX
    There are no exhibits.